Stock Options (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity

A summary of the Company’s stock option activity during the nine months ended December 31, 2017 is as follows:

	Shares	Weighted Average Exercise Price
Balance outstanding at March 31, 2017	2,820,489	$1.27
Granted	470,000	1.76
Exercised	—
Expired	(48,779)	0.55
Cancelled	(25,000)	0.96
Balance outstanding at December 31, 2017	3,216,710	$1.39
Balance exercisable at December 31, 2017	1,584,083	$1.28

A summary of the Company’s stock option activity during the fiscal years ended March 31, 2016 and 2017 is as follows:

	Shares	Weighted Average Exercise Price
Balance at April 1, 2015	632,500	$3.30
Granted	277,500
Exercised	-
Cancelled	(2,500)
Balance outstanding at March 31, 2016	907,500	$3.30
Granted	2,263,821
Exercised	-
Expired	(285,000)
Cancelled	(65,832)
Balance outstanding at March 31, 2017	2,820,489	$1.27
Balance exercisable at March 31,2017	965,626	$1.70

Schedule of Stock Options Outstanding and Exercisable

A summary of the Company’s stock options outstanding and exercisable as of December 31, 2017 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant- date Stock Price
Options Outstanding, December 31, 2017	1,664,542	$0.50	$0.50
	128,000	$0.96	$0.96
	130,000	$1.00	$10.00
	7,500	$1.50	$1.50
	100,000	$1.59	$1.59
	370,000	$1.81	$1.81
	647,500	$2.00 – 2.79	$2.00 – 2.79
	123,334	$3.10 – 3.80	$3.10 – 3.80
	45,834	$4.00 – 4.70	$4.00 – 4.70
	3,216,710
Options Exercisable, December 31, 2017	855,415	$0.50	$0.50
	75,750	$0.96	$0.96
	130,000	$1.00	$10.00
	7,500	$1.50	$1.50
	346,250	$2.00 – 2.79	$2.00 – 2.79
	123,334	$3.10 – 3.80	$3.10 – 3.80
	45,834	$4.00 – 4.70	$4.00 – 4.70
	1,584,083

A summary of the Company’s stock options outstanding and exercisable as of March 31, 2017 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant- date Stock Price
Options Outstanding, March 31, 2017	1,710,821	$0.50	$0.50
	153,000	$0.96	$0.96
	130,000	$1.00	$10.00
	10,000	$1.50	$1.50
	647,500	$2.00 – 2.79	$2.00 – 2.79
	123,334	$3.10 – 3.80	$3.10 – 3.80
	45,834	$4.00 – 4.70	$4.00 – 4.70
	2,820,489
Options Exercisable, March 31, 2017	427,708	$0.50	$0.50
	37,500	$0.96	$0.96
	130,000	$1.00	$10.00
	5,000	$1.50	$1.50
	201,250	$2.00 – 2.79	$2.00 – 2.79
	118,334	$3.10 – 3.80	$3.10 – 3.80
	45,834	$4.00 – 4.70	$4.00 – 4.70
	965,626